Trade and Other Receivables (Current) (Details) - Schedule of trade and other receivables (Current) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Trade And Other Receivables Current Abstract
Other receivables		$ 53,447	$ 51,026
GST recoverable	294,717	115,641	137,117
Total trade and other receivables (Current)	$ 294,717	$ 169,088	$ 413,268